SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lessee Disclosure [Abstract]
Lease liabilities – current portion	$ 58,452	$ 54,017
Lease liabilities – non-current portion	155,567	204,950
Total	$ 214,019	$ 258,967